OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
OTHER LIABILITIES

17.OTHER LIABILITIES

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Provision for contract penalty, compensations and purchase commitments	1,853,326	1,605,509	63,911,031
Provision for residual guarantee program	140,461	269,646	10,733,888
Tax payables	2,041,629	3,055,904	121,647,387
Assurance-type warranties	2,215,403	5,796,466	230,741,849
Payables to employees	993,210	1,050,767	41,828,231
Payable relating to government grant (i)	—	2,093,808	83,348,911
Others	2,229,754	2,233,977	88,928,665
TOTAL CURRENT LIABILITIES	9,473,783	16,106,077	641,139,963
Assurance-type warranties	3,414,032	15,154,795	603,271,964
Provision for residual guarantee program	857,308	1,663,327	66,212,611
Payable relating to government grant (i)	1,892,983	—	—
Others	135,790	683,964	27,226,782
TOTAL NON-CURRENT LIABILITES	6,300,113	17,502,086	696,711,357
(i)	The amount received from Site Development Agreement with North Carolina Department of Commerce (Note 2 (t)).

17.OTHER LIABILITIES (continued)

Details of movement of certain provisions during the year are as below:

	Currency: VND million
	Provision for
	contract penalty		Provision for
	and	Assurance-type	residual
	compensation (i)	warranties	guarantee	TOTAL
At January 1, 2023:	1,321,147	861,221	—	2,182,368
Provision made during the year	1,016,745	1,843,776	—	2,860,521
Change in accounting estimate for pre-existing provisions	—	222,988	—	222,988
Utilized	(956,261)	(366,936)	—	(1,323,197)
At December 31, 2023	1,381,631	2,561,049	—	3,942,680
At January 1, 2024:	1,381,631	2,561,049	—	3,942,680
Provision made during the year	1,002,699	4,066,583	714,301	5,783,583
Change in accounting estimate for pre-existing provisions	(10,686)	(21,010)	283,468	251,772
Utilized	(520,318)	(977,187)	—	(1,497,505)
At December 31, 2024	1,853,326	5,629,435	997,769	8,480,530
At January 1, 2025:	1,853,326	5,629,435	997,769	8,480,530
Provision made during the year	1,377,437	10,792,802	374,952	12,545,191
Change in accounting estimate for pre-existing provisions	(791,544)	7,082,548	570,187	6,861,191
Utilized	(833,710)	(2,553,524)	(9,935)	(3,397,169)
At December 31, 2025	1,605,509	20,951,261	1,932,973	24,489,743
USD	63,911,031	834,013,813	76,946,499	974,871,343
(i)	The penalty and compensation costs incurred in 2025 were primarily related to the estimated charge from suppliers due to failure to meet committed volume, discontinuation of the development and engineering change of certain future electric vehicle models. As of December 31, 2025, the Group was still in the negotiation process to finalize compensation amounts.